Business acquisitions	12 Months Ended
Dec. 31, 2021
Business acquisitions
Business acquisitions
5.	Business combinations:
(a)	Acquisition of Achieve TMS East/Central:

On October 1, 2021, the Company, through its wholly-owned subsidiary, TMS NeuroHealth Centers Inc., completed the acquisition (the “Achieve TMS East/Central Acquisition”) of all of the issued and outstanding membership interests of Achieve TMS East, LLC (“Achieve TMS East”) and Achieve TMS Central, LLC (“Achieve TMS Central”, and together with Achieve TMS East, “Achieve TMS East/Central”). The initial aggregate purchase price for Achieve TMS East/Central was $7,905,700, excluding Achieve TMS East/Central’s cash and subject to customary working capital adjustments. The Company paid $6,655,700 in cash upon closing of the Achieve TMS East/Central Acquisition and the remaining $1,250,000 was held in an escrow account, subject to the finalization of the escrow conditions.

In addition, the purchase price payable in respect of the Achieve TMS East/Central Acquisition includes contingent consideration that is subject to a capped earn-out of up to an additional $2,500,000 based on the earnings before interest, tax, depreciation and amortization (“EBITDA”) achieved by Achieve TMS East during the twelve-month period following the closing of the Achieve TMS East/Central Acquisition. All subsequent changes in the fair value of this liability are recognized in the consolidated statements of net loss and comprehensive loss. As at October 1, 2021, December 31, 2021, and December 31, 2022, the Company estimated the fair value of the purchase price payable in respect to the earn-out to be nil. The amount recognized as at October 1, 2021, December 31, 2021 and December 31, 2022 is based on management’s best estimate of the earn-out payable and is subject to estimation uncertainty.

5.Business combinations (continued):

The deferred and contingent consideration payable balance related to the Achieve TMS East/Central Acquisition as at October 1, 2021 was $1,250,000, made up of an estimated nil earn-out payable and $1,250,000 in cash that is restricted and being held in an escrow account, subject to finalization of the escrow conditions. As at December 31, 2022, $250,000 of the restricted cash held in escrow was released to the vendors resulting in a balance of $1,000,000 as at December 31, 2022 and was classified as restricted cash.

The Achieve TMS East/Central Acquisition represented the addition of 17 new TMS centers (each, a “TMS Center”) and strengthened the Company’s presence in New England and in the central United States.

The Achieve TMS East/Central Acquisition was accounted for using the acquisition method of accounting. The allocation of the purchase price consideration for the Achieve TMS East/Central Acquisition was finalized, with no changes to the preliminary purchase price allocation, during the year ended December 31, 2022, and is comprised as follows:

Purchase consideration

Cash paid, net of cash acquired ($69,769)	$6,585,931
Deferred and contingent consideration	1,250,000
Working capital adjustment	(104,052)
7,731,879
Net assets acquired

Current assets, excluding cash acquired	460,070
Property, plant and equipment	57,544
Covenants not to compete	550,000
Management services agreement	3,850,000
Right-of-use assets	2,366,868
Accounts payable and accrued liabilities	(228,193)
Current lease liabilities	(1,152,426)
Long-term lease liabilities	(1,214,441)
4,689,422

Goodwill	$3,042,457

As part of the Achieve TMS East/Central Acquisition, the Company acquired a management services agreement (the “Achieve TMS East/Central MSA”) between Achieve TMS East/Central and professional entities owned by an Achieve TMS East/Central physician, under which it provides management, administrative, financial and other services in exchange for a fee. The Achieve TMS East/Central MSA is the key intangible asset identified as part of the Achieve TMS East/Central Acquisition and drives the value of the business. The Achieve TMS East/Central MSA was valued using the multi-period excess earnings method. The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the Achieve TMS East/Central MSA by excluding any cash flows related to contributory assets.

The purchase agreement in respect of the Achieve TMS East/Central Acquisition included a non-compete covenant from the sellers in favor of the Company. Pursuant to this covenant, the sellers are prohibited from competing with Achieve TMS East/Central for a period of five years from the closing date of the Achieve TMS East/Central Acquisition. This intangible asset was valued using the with-and-without method.

5.Business combinations (continued):

The purchase price allocation is final. Goodwill is primarily attributable to the ability to expand the Company’s national footprint and the synergies expected to result from combining Achieve TMS East/Central’s operations with the Company, and is allocated to the Achieve TMS East/Central CGU. Goodwill is deductible for tax purposes.

(b)	Acquisition of Success TMS:

On July 14, 2022, the Company, through its wholly-owned U.S. subsidiary, TMS NeuroHealth Centers Inc., completed the acquisition of all of the issued and outstanding equity interests in Check Five LLC, a Delaware limited liability company (doing business as “Success TMS”) (“Success TMS”) from its parent company, Success Behavioral Holdings LLC (the “Success TMS Acquisition”) pursuant to a Membership Interest Purchase Agreement dated as of May 15, 2022 (the “Purchase Agreement”), by and among the Company, Success TMS and its direct and indirect owners, including Success Behavioral Holdings, LLC, Theragroup LLC, The Bereke Trust U/T/A Dated 2/10/03, Batya Klein and Benjamin Klein (collectively, the “Seller Parties”).

As consideration for the purchase of Success TMS, the Seller Parties received, in the aggregate, 8,725,995 common shares of the Company valued at $11,783,584, and an additional 2,908,665 common shares of the Company, valued at $3,927,861, have been held back and deposited with an escrow agent, to be released to Benjamin Klein or the Company, as applicable, upon satisfaction of customary working capital and certain other adjustments, including to satisfy any indemnity claims against the Seller Parties (such common shares issued as consideration to the Seller Parties, including the common shares deposited in escrow, collectively, the “Consideration Shares”).

The purchase price consideration was determined based on the pro forma revenue contribution of the two companies and was fixed at an amount equal to approximately 40% of the total issued and outstanding common shares of the Company on a post-acquisition basis and subject to adjustments, as described above.

The Success TMS Acquisition represented the addition of 47 new TMS Centers, with a new presence in additional states, including Illinois, New Jersey, Nevada and Pennsylvania.

5.	Business combinations (continued):

The Success TMS Acquisition has been accounted for using the acquisition method of accounting. The allocation of the purchase price consideration for the Success TMS Acquisition is preliminary, and is comprised as follows:

Purchase consideration

Share issuance	$11,783,584
Share issuance, held in escrow	3,927,861
15,711,445
Net assets acquired

Cash acquired	688,958
Accounts receivable, net	3,728,255
Prepaid expenses and other	804,416
Property, plant and equipment	829,049
Software	363,424
Management services agreements	15,850,000
Right-of-use assets	23,650,865
Accounts payable and accrued liabilities	(4,890,405)
Deferred grant income	(225,559)
Loans payable	(14,836,324)
Shareholder loan	(2,078,979)
Lease liabilities	(23,500,474)
383,226

Goodwill	$15,328,219

As part of the Success TMS Acquisition, the Company acquired five management services agreements (the “Success TMS MSAs”) between Success TMS and professional entities owned by Success TMS physicians, under which it provides management, administrative, financial and other services in exchange for a fee. The Success TMS MSAs are the key intangible assets identified as part of the Success TMS Acquisition and drives the value of the business. The Success TMS MSAs are valued using the multi-period excess earnings method. The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the Success TMS MSAs by excluding any cash flows related to contributory assets.

The purchase price allocation is considered to be preliminary should subsequent adjustments during the measurement period occur as a result of the finalization of the fair value of other receivables, accounts payable and accrued liabilities as well as potential unrecorded liabilities.  Goodwill is primarily attributable to the ability to expand the Company’s national footprint and the synergies expected to result from combining Success TMS’ operations with the Company, and is allocated to the Success TMS CGU. Goodwill is deductible for tax purposes.

From the date of closing of the Success TMS Acquisition on July 14, 2022 up to and including December 31, 2022, Success TMS has contributed service revenues and a net loss of $13,797,864 and $6,844,682, respectively.

For the year ended December 31, 2022, $1,265,225 of Success TMS Acquisition-related costs have been incurred and are included in corporate, general and administrative expenses on the consolidated statements of net loss and comprehensive loss.

5.Business combinations (continued):

The unaudited annual consolidated revenue and loss for the year and comprehensive loss, not including operational synergies, on a proforma basis as if the Company acquired Success TMS as at January 1, 2022, is $85,303,120 and $81,616,869, respectively. This proforma information is for informational purposes only and does not represent actual results of operations for the period presented.